UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Equity Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.9%
Automobiles & Components - 1.4%
Ford Motor	497,950	5,283,249
Banks - 7.6%
Bank of America	233,600	7,498,560
Cullen/Frost Bankers	6,850	712,332
East West Bancorp	15,250	999,638
First Horizon National	74,100	1,411,605
JPMorgan Chase & Co.	127,755	14,755,702
New York Community Bancorp	18,450	251,289
Regions Financial	127,800	2,480,598
Wells Fargo & Co.	6,300	367,983
		28,477,707
Capital Goods - 3.5%
Boeing	34,600	12,532,466
General Electric	19,800	279,378
Timken	7,650	335,070
		13,146,914
Commercial & Professional Services - 2.6%
Pitney Bowes	801,465	9,938,166
Consumer Durables & Apparel - .7%
Garmin	5,350	316,934
Tupperware Brands	44,700	2,192,535
		2,509,469
Consumer Services - 3.4%
Darden Restaurants	20,900	1,926,771
H&R Block	387,600	9,817,908
Royal Caribbean Cruises	8,400	1,063,440
		12,808,119
Diversified Financials - 2.0%
Ares Capital	49,563	782,600
Eaton Vance	6,550	346,692
Federated Investors, Cl. B	14,200	462,636
Goldman Sachs Group	7,200	1,893,096
Lazard, Cl. A	28,500	1,538,145
Morgan Stanley	43,350	2,428,467
		7,451,636
Energy - 9.4%
Chevron	17,260	1,931,739
Exxon Mobil	108,110	8,188,251
HollyFrontier	40,200	1,721,766

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Energy - 9.4% (continued)
Marathon Petroleum	6,350		406,781
ONEOK	54,850		3,089,701
PBF Energy, Cl. A	173,600	[a]	5,088,216
Valero Energy	161,650		14,616,393
Williams Cos.	10,950		303,972
			35,346,819
Food & Staples Retailing - .8%
CVS Health	12,600		853,398
Walmart	24,090		2,168,341
			3,021,739
Food, Beverage & Tobacco - 6.1%
Altria Group	196,770		12,386,671
Archer-Daniels-Midland	23,000		954,960
Coca-Cola	33,600		1,452,192
Conagra Brands	9,600		346,848
Philip Morris International	73,890		7,651,309
			22,791,980
Household & Personal Products - 2.7%
Kimberly-Clark	70,350		7,803,222
Procter & Gamble	30,800		2,418,416
			10,221,638
Insurance - 3.8%
FNF Group	24,100		962,313
Old Republic International	309,050		6,190,271
Principal Financial Group	105,100		6,550,883
Prudential Financial	6,805		723,508
			14,426,975
Materials - .7%
LyondellBasell Industries, Cl. A	25,100		2,716,322
Media - .4%
Interpublic Group of Companies	15,600		365,040
Omnicom Group	17,300		1,318,779
			1,683,819
Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
AbbVie	102,830		11,910,799
Amgen	30,200		5,549,854
Bristol-Myers Squibb	30,700		2,032,340
Eli Lilly & Co.	12,100		931,942
Merck & Co.	229,010		12,416,922
Pfizer	373,107		13,547,515
			46,389,372
Real Estate - 2.7%
Brixmor Property Group	31,150	[b]	484,071
Camden Property Trust	10,250	[b]	817,028

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Real Estate - 2.7% (continued)
CoreCivic	152,300	[b]	3,166,317
DDR	21,350	[b]	166,530
GGP	14,600	[b]	309,082
Hospitality Properties Trust	15,740	[b]	400,426
Host Hotels & Resorts	50,400	[b]	935,424
Lamar Advertising, Cl. A	5,400	[b]	358,938
Liberty Property Trust	23,650	[b]	928,499
MFA Financial	205,750	[b]	1,464,940
Public Storage	4,050	[b]	787,482
Tanger Factory Outlet Centers	17,750	[a,b]	396,180
			10,214,917
Retailing - 3.0%
Amazon. com	6,500	[c]	9,830,925
Best Buy	19,100		1,383,604
			11,214,529
Semiconductors & Semiconductor Equipment - 1.9%
Intel	77,445		3,817,264
KLA-Tencor	3,850		436,244
Maxim Integrated Products	47,000		2,864,180
			7,117,688
Software & Services - 11.9%
Alphabet, Cl. A	5,000	[c]	5,519,600
Alphabet, Cl. C	5,000	[c]	5,523,650
CA	224,750		7,888,725
Facebook, Cl. A	39,100	[c]	6,972,312
International Business Machines	17,840		2,780,007
Microsoft	121,385		11,382,271
Paychex	6,000		390,780
Western Union	228,750		4,533,825
			44,991,170
Technology Hardware & Equipment - 11.0%
Apple	82,970		14,778,616
Cisco Systems	9,550		427,649
HP	334,000		7,812,260
Seagate Technology	268,050	[a]	14,313,870
Western Digital	3,300		287,232
Xerox	130,312		3,951,060
			41,570,687
Telecommunication Services - 5.7%
AT&T	360,060		13,070,178
CenturyLink	223,650		3,951,895
Verizon Communications	92,070		4,395,422
			21,417,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Transportation - .6%
Norfolk Southern	13,600		1,891,488
United Parcel Service, Cl. B	2,920		304,877
			2,196,365
Utilities - 5.7%
AES	317,600		3,452,312
American Electric Power	11,360		744,989
CenterPoint Energy	41,400		1,119,870
CMS Energy	9,500		403,275
FirstEnergy	312,200		10,093,426
MDU Resources Group	25,500		670,395
National Fuel Gas	11,900	[a]	588,217
OGE Energy	23,500		736,490
PG&E	23,000		945,070
PPL	99,500		2,850,675
			21,604,719
Total Common Stocks (cost $308,343,728)			376,541,494

Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,181,048)	1,181,048	[d]	1,181,048

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $2,813,085)	2,813,085	[d]	2,813,085
Total Investments (cost $312,337,861)	101.0%		380,535,627
Liabilities, Less Cash and Receivables	(1.0%)		(3,641,086)
Net Assets	100.0%		376,894,541

a Security, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $6,929,926 and the value of the collateral held by the fund was $7,116,833, consisting of cash collateral of $2,813,085 and U.S. Government & Agency securities valued at $4,303,748.
b Investment in real estate investment trust.
c Non-income producing security.
d Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

		Level 2 - Other Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities -
Domestic Common
Stocks†	376,541,494	-	-	376,541,494
Registered Investment
Companies	3,994,133	-	-	3,994,133

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2018, accumulated net unrealized appreciation on investments was $68,197,766, consisting of $78,105,527 gross unrealized appreciation and $9,907,761 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)